Quarterly Holdings Report
for
Fidelity® Contrafund®
March 31, 2025
CON-NPRT1-0525
1.799873.121
Common Stocks - 94.7%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,096,400	271,502
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (b)(c)(d)	88,378	114,536,120
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	2,096,264	358,445
TOTAL AUSTRALIA		115,166,067
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	555,244	97,712,713
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	119,511	233,150,425
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	14,615,413	149,661,829
Capital Markets - 0.0%
Banco BTG Pactual SA unit	2,208,800	13,044,285
TOTAL FINANCIALS		162,706,114

Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	724,522	56,222,766
TOTAL BRAZIL		452,079,305
CANADA - 1.9%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	358,764	38,363,229
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ARC Resources Ltd	717,637	14,427,045
Cameco Corp (United States)	273,211	11,245,365
Canadian Natural Resources Ltd (e)	5,879,209	180,905,024
PrairieSky Royalty Ltd	387,222	6,982,669
		213,560,103
Financials - 0.8%
Banks - 0.2%
Royal Bank of Canada	2,919,236	328,833,714
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States)	2,963,905	143,601,197
Insurance - 0.5%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	218,901	316,374,730
Intact Financial Corp	1,492,085	304,845,496
		621,220,226
TOTAL FINANCIALS		1,093,655,137

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	686,713	68,877,314
Professional Services - 0.1%
Thomson Reuters Corp	558,578	96,391,143
TOTAL INDUSTRIALS		165,268,457

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	875,036	69,027,544
IT Services - 0.4%
Shopify Inc Class A (b)	4,499,281	428,026,524
Software - 0.0%
Constellation Software Inc/Canada	5,032	15,935,989
TOTAL INFORMATION TECHNOLOGY		512,990,057

Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	1,316,833	142,668,728
Alamos Gold Inc Class A	3,072,292	82,088,619
B2Gold Corp	35,575,027	101,109,663
Franco-Nevada Corp	1,578,688	248,291,898
G Mining Ventures Corp	1,497,500	19,532,382
High Power Exploration Inc (b)(c)(d)	14,027,051	16,692,191
Kinross Gold Corp	1,515,100	19,088,123
Lundin Gold Inc	3,246,204	100,518,293
Novagold Resources Inc (b)	4,728,395	13,800,256
Orla Mining Ltd (b)	5,456,994	50,965,567
		794,755,720
TOTAL CANADA		2,818,592,703
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	1,036,800	66,247,325
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	3,159,992	160,011,026
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	210,700	27,860,861
JD.com Inc ADR	375,300	15,432,336
		43,293,197
TOTAL CONSUMER DISCRETIONARY		203,304,223

Health Care - 0.1%
Biotechnology - 0.1%
Beigene Ltd ADR (b)	520,964	141,790,772
Zai Lab Ltd ADR (b)	1,195,188	43,194,094
		184,984,866
Industrials - 0.0%
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	1,387,600	17,719,652
TOTAL CHINA		472,256,066
CONGO DEMOCRATIC REPUBLIC OF - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Ivanhoe Mine Ltd (b)(f)	11,947,496	101,454,710
Ivanhoe Mine Ltd Class A (b)	47,739,199	405,387,591

TOTAL CONGO DEMOCRATIC REPUBLIC OF		506,842,301
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	4,183,641	111,828,724
FRANCE - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	568,909	163,263,809
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	370,627	86,844,470
Birkenstock Holding Plc (b)	81,238	3,724,762

TOTAL GERMANY		90,569,232
IRELAND - 0.1%
Financials - 0.0%
Banks - 0.0%
Bank of Ireland Group PLC	4,093,610	48,004,530
Financial Services - 0.0%
Circle Internet Financial LLC (c)	1,059,433	30,776,529
Circle Internet Financial LLC (c)	637,828	18,528,903
		49,305,432
TOTAL FINANCIALS		97,309,962

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	381,933	119,178,373
TOTAL IRELAND		216,488,335
ISRAEL - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	13,880,614
Rapyd Financial Network 2016 Ltd warrants (b)(c)(d)	7,115	109,571
		13,990,185
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	18,735,367	287,962,591
Information Technology - 0.1%
Software - 0.1%
Check Point Software Technologies Ltd (b)	503,043	114,653,561
TOTAL ISRAEL		416,606,337
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	537,892	22,790,484
JAPAN - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	565,534	15,534,288
Specialty Retail - 0.2%
Fast Retailing Co Ltd	270,819	80,620,490
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	3,351,610	71,079,518
TOTAL CONSUMER DISCRETIONARY		167,234,296

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,184,615	27,814,055
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	7,022,504	120,601,653
TOTAL INDUSTRIALS		148,415,708

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	1,158,075	51,622,923
TOTAL JAPAN		367,272,927
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	772,700	104,268,008
Broadline Retail - 0.2%
Coupang Inc Class A (b)	14,219,398	311,831,398
TOTAL CONSUMER DISCRETIONARY		416,099,406

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	554,350	73,827,005
TOTAL KOREA (SOUTH)		489,926,411
NETHERLANDS - 0.3%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	6,849,984	189,148,630
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	9,862	15,116,436
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (b)	390,980	231,407,378
TOTAL NETHERLANDS		435,672,444
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	13,057,295	87,965,868
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	403,553	11,120,811
SWITZERLAND - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	6,959,997	305,683,069
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG	5,296,662	160,869,569
TOTAL SWITZERLAND		466,552,638
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,085,268	512,154,488
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (United Kingdom) (b)	311,368	68,174,530
Leisure Products - 0.0%
Games Workshop Group PLC	20,066	3,626,244
TOTAL CONSUMER DISCRETIONARY		71,800,774

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	625,359	19,817,627
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd Class D (b)(c)(d)	26,724,113	84,921,348
Capital Markets - 0.1%
London Stock Exchange Group PLC	806,128	119,731,990
TOTAL FINANCIALS		204,653,338

Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC (b)	24,988,839	242,875,700
TOTAL UNITED KINGDOM		539,147,439
UNITED STATES - 88.9%
Communication Services - 23.5%
Entertainment - 3.1%
Liberty Media Corp-Liberty Formula One Class C (b)	3,033,798	273,072,158
Live Nation Entertainment Inc (b)	330,440	43,148,855
Netflix Inc (b)	3,874,244	3,612,848,757
ROBLOX Corp Class A (b)	1,404,237	81,852,975
Spotify Technology SA (b)	401,856	221,032,856
Walt Disney Co/The	181,212	17,885,624
Warner Bros Discovery Inc (b)	3,020,400	32,408,892
		4,282,250,117
Interactive Media & Services - 20.3%
Alphabet Inc Class A	19,026,846	2,942,311,466
Alphabet Inc Class C	15,142,045	2,365,641,690
Epic Games Inc (b)(c)(d)	123,700	79,085,120
Meta Platforms Inc Class A	40,988,091	23,623,896,129
Reddit Inc Class A (b)	2,458,937	257,942,492
Reddit Inc Class B (b)	577,077	60,535,377
		29,329,412,274
Media - 0.0%
Omnicom Group Inc (e)	488,549	40,505,598
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	758,253	202,233,658
TOTAL COMMUNICATION SERVICES		33,854,401,647

Consumer Discretionary - 8.8%
Automobiles - 0.1%
General Motors Co	449,860	21,156,916
Rad Power Bikes Inc (b)(c)(d)	2,588,458	258,845
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	2,698,575	647,658
Tesla Inc (b)	482,193	124,965,138
		147,028,557
Broadline Retail - 6.2%
Amazon.com Inc (b)	46,961,520	8,934,898,795
Ollie's Bargain Outlet Holdings Inc (b)	262,114	30,499,585
		8,965,398,380
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	885,705	275,046,831
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (b)	3,093,579	369,558,947
Booking Holdings Inc	69,738	321,276,690
Carnival Corp (b)	3,908,960	76,341,989
Cava Group Inc (b)	950,974	82,173,663
Chipotle Mexican Grill Inc (b)	608,054	30,530,391
DraftKings Inc Class A (b)	387,100	12,855,590
Dutch Bros Inc Class A (b)	641,558	39,609,791
Hilton Worldwide Holdings Inc	1,635,801	372,226,518
Royal Caribbean Cruises Ltd	324,268	66,617,618
Starbucks Corp	2,367,652	232,242,985
Viking Holdings Ltd	2,480,737	98,609,296
		1,702,043,478
Household Durables - 0.1%
Garmin Ltd	422,115	91,653,830
Lennar Corp Class A	339,006	38,911,109
Somnigroup International Inc	243,700	14,592,756
		145,157,695
Specialty Retail - 0.9%
Abercrombie & Fitch Co Class A	428,943	32,758,377
AutoZone Inc (b)	10	38,127
Dick's Sporting Goods Inc	314,055	63,300,926
Fanatics Inc Class A (b)(c)(d)	2,461,391	147,683,460
Gap Inc/The	558,134	11,503,142
O'Reilly Automotive Inc (b)	247,214	354,153,832
TJX Cos Inc/The	4,861,222	592,096,840
Williams-Sonoma Inc	722,098	114,163,694
		1,315,698,398
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	98,901	11,058,121
Lululemon Athletica Inc (b)	69,200	19,587,752
Ralph Lauren Corp Class A	512,278	113,080,246
VF Corp	2,622,585	40,702,519
		184,428,638
TOTAL CONSUMER DISCRETIONARY		12,734,801,977

Consumer Staples - 1.8%
Beverages - 0.3%
Coca-Cola Co/The	5,652,761	404,850,743
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	380,040	164,952,562
Costco Wholesale Corp	2,014,372	1,905,152,750
Walmart Inc	1,805,266	158,484,302
		2,228,589,614
Household Products - 0.0%
Procter & Gamble Co/The	89,000	15,167,380
Personal Care Products - 0.0%
BellRing Brands Inc (b)	67,476	5,024,263
Estee Lauder Cos Inc/The Class A	233,100	15,384,600
		20,408,863
TOTAL CONSUMER STAPLES		2,669,016,600

Energy - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	1,907,507	83,834,932
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	244,325	56,536,805
EOG Resources Inc	475,500	60,978,120
EQT Corp	320,900	17,145,687
Exxon Mobil Corp	9,628,464	1,145,113,224
Sable Offshore Corp (b)(d)	4,367,875	110,812,989
Shell PLC ADR	1,799,041	131,833,724
		1,522,420,549
TOTAL ENERGY		1,606,255,481

Financials - 19.5%
Banks - 2.8%
Bank of America Corp	7,649,214	319,201,700
Citigroup Inc	6,462,456	458,769,751
East West Bancorp Inc	512,300	45,984,048
First Citizens BancShares Inc/NC Class A	42,458	78,722,227
JPMorgan Chase & Co	9,392,450	2,303,967,985
Wells Fargo & Co	11,876,515	852,615,012
		4,059,260,723
Capital Markets - 1.3%
Bank of New York Mellon Corp/The	4,588,141	384,807,386
Blackstone Inc	131,620	18,397,844
Charles Schwab Corp/The	2,483,300	194,392,724
Coinbase Global Inc Class A (b)	91,300	15,724,599
Goldman Sachs Group Inc/The	433,507	236,820,539
Interactive Brokers Group Inc Class A	404,072	66,910,282
KKR & Co Inc Class A	129,353	14,954,500
Moody's Corp	412,226	191,969,526
Morgan Stanley	4,312,398	503,127,475
MSCI Inc	99,425	56,224,838
Raymond James Financial Inc	296,613	41,202,512
Tulco LLC (b)(c)(d)(h)	140,771	121,170,046
		1,845,702,271
Consumer Finance - 0.8%
American Express Co	2,810,445	756,150,228
Capital One Financial Corp	1,932,353	346,470,893
Discover Financial Services	1,004,872	171,531,650
		1,274,152,771
Financial Services - 12.8%
Affirm Holdings Inc Class A (b)	1,023,400	46,247,446
Berkshire Hathaway Inc Class A (b)	18,764	14,981,958,182
Fiserv Inc (b)	288,201	63,643,427
Mastercard Inc Class A	1,243,570	681,625,588
Paymentus Holdings Inc Class A (b)	146,764	3,830,540
Shift4 Payments Inc Class A (b)(e)	299,891	24,504,094
Visa Inc Class A	7,910,556	2,772,333,456
		18,574,142,733
Insurance - 1.8%
American International Group Inc	1,892,075	164,497,001
Aon PLC	120,149	47,950,264
Arthur J Gallagher & Co	640,002	220,954,290
Chubb Ltd	1,622,630	490,018,034
Marsh & McLennan Cos Inc	1,309,141	319,469,678
Progressive Corp/The	3,147,151	890,675,205
The Travelers Companies, Inc.	1,482,665	392,105,586
Willis Towers Watson PLC	94,300	31,868,685
		2,557,538,743
TOTAL FINANCIALS		28,310,797,241

Health Care - 8.4%
Biotechnology - 2.6%
AbbVie Inc	1,115,800	233,782,416
Alnylam Pharmaceuticals Inc (b)	745,926	201,414,939
Apogee Therapeutics Inc (b)	261,939	9,786,041
Gilead Sciences Inc	4,123,545	462,043,217
Insmed Inc (b)	401,539	30,633,410
Moderna Inc (b)	365,700	10,367,595
Recursion Pharmaceuticals Inc Class A (b)(e)	1,101,468	5,826,765
Regeneron Pharmaceuticals Inc	2,035,785	1,291,155,921
Soleno Therapeutics Inc (b)	201,200	14,375,740
United Therapeutics Corp (b)	291,384	89,824,946
Vertex Pharmaceuticals Inc (b)	2,942,898	1,426,775,808
		3,775,986,798
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	350,900	46,546,885
Alcon AG (United States)	1,416,363	134,455,340
Boston Scientific Corp (b)	8,387,011	846,081,670
Insulet Corp (b)	116,300	30,541,543
Intuitive Surgical Inc (b)	1,660,178	822,236,358
Penumbra Inc (b)	110,142	29,453,072
Stryker Corp	1,248,728	464,838,998
		2,374,153,866
Health Care Providers & Services - 1.2%
HCA Healthcare Inc	388,395	134,209,892
Tenet Healthcare Corp (b)	1,784,890	240,067,705
UnitedHealth Group Inc	2,497,356	1,307,990,205
		1,682,267,802
Health Care Technology - 0.1%
Doximity Inc Class A (b)	985,854	57,209,108
Veeva Systems Inc Class A (b)	367,913	85,219,688
		142,428,796
Life Sciences Tools & Services - 0.0%
Veterinary Emergency Group (b)(c)(d)(h)	1,114,406	70,887,366
Pharmaceuticals - 2.9%
Eli Lilly & Co	4,544,563	3,753,400,028
Intra-Cellular Therapies Inc (b)	1,204,409	158,885,635
Merck & Co Inc	2,910,898	261,282,204
		4,173,567,867
TOTAL HEALTH CARE		12,219,292,495

Industrials - 5.3%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	558,968	293,989,220
GE Aerospace	7,587,921	1,518,722,388
Howmet Aerospace Inc	2,118,744	274,864,659
Leonardo DRS Inc	1,017,257	33,447,410
Loar Holdings Inc (e)	194,778	13,761,066
Relativity Space Inc (b)(c)	43,287	48,914
Relativity Space Inc warrants (b)(c)(d)	1,398	1,524
Rocket Lab USA Inc Class A (b)(e)	1,537,405	27,488,801
Space Exploration Technologies Corp (b)(c)(d)	3,588,892	663,945,020
Space Exploration Technologies Corp Class C (b)(c)(d)	160,804	29,748,740
TransDigm Group Inc	209,118	289,270,838
		3,145,288,580
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	515,816	17,682,172
Building Products - 0.2%
AZEK Co Inc/The Class A (b)	502,778	24,580,816
Trane Technologies PLC	896,723	302,123,914
		326,704,730
Commercial Services & Supplies - 0.5%
Cintas Corp	1,012,073	208,011,364
Clean Harbors Inc (b)	215,086	42,393,451
GFL Environmental Inc Subordinate Voting Shares	7,775,209	375,563,585
Republic Services Inc	627,155	151,871,855
		777,840,255
Electrical Equipment - 0.9%
Eaton Corp PLC	1,282,964	348,748,104
GE Vernova Inc	3,091,214	943,685,810
		1,292,433,914
Ground Transportation - 0.0%
Uber Technologies Inc (b)	364,086	26,527,306
Industrial Conglomerates - 0.3%
3M Co	2,771,430	407,012,210
Machinery - 0.5%
Deere & Co	524,144	246,006,986
PACCAR Inc	2,098,790	204,359,182
Parker-Hannifin Corp	377,440	229,426,904
RBC Bearings Inc (b)	139,900	45,015,623
Westinghouse Air Brake Technologies Corp	341,636	61,955,689
		786,764,384
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	1,557,400	76,655,228
Delta Air Lines Inc	273,500	11,924,600
		88,579,828
Professional Services - 0.3%
Dayforce Inc (b)(e)	423,508	24,703,221
Paycom Software Inc	407,714	89,077,355
UL Solutions Inc Class A	746,901	42,125,216
Verisk Analytics Inc	780,125	232,180,803
		388,086,595
Trading Companies & Distributors - 0.3%
WW Grainger Inc	445,137	439,719,683
TOTAL INDUSTRIALS		7,696,639,657

Information Technology - 19.3%
Communications Equipment - 0.4%
Arista Networks Inc	8,121,840	629,280,163
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	38,283,029	2,510,983,872
IT Services - 0.3%
Asac II LP (b)(c)(d)	39,494,500	6,635,075
Cloudflare Inc Class A (b)	1,526,840	172,059,600
GoDaddy Inc Class A (b)	144,301	25,994,382
IBM Corporation	124,000	30,833,840
Kyndryl Holdings Inc (b)	1,854,404	58,228,286
Okta Inc Class A (b)	269,000	28,304,180
Twilio Inc Class A (b)	100,922	9,881,273
X Holdings Corp Class A (b)(c)(d)	534,690	54,271,035
		386,207,671
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices Inc (b)	851,443	87,477,254
ARM Holdings PLC ADR (b)(e)	689,912	73,675,702
Astera Labs Inc (b)	782,485	46,690,880
Broadcom Inc	6,845,197	1,146,091,334
KLA Corp	20,900	14,207,820
Marvell Technology Inc	239,481	14,744,845
Monolithic Power Systems Inc	23,800	13,803,524
NVIDIA Corp	94,422,250	10,233,483,456
		11,630,174,815
Software - 5.9%
Applied Intuition Inc Class A (c)(d)	141,916	19,355,923
AppLovin Corp Class A (b)	129,700	34,366,609
Atlassian Corp Class A (b)	43,210	9,169,594
Cadence Design Systems Inc (b)	324,366	82,496,005
Clear Secure Inc Class A (e)	634,605	16,442,616
Coreweave Inc Class A (i)	2,242,040	83,134,843
Coreweave Inc Class A	1,580,100	58,590,108
CyberArk Software Ltd (b)	563,319	190,401,822
Docusign Inc (b)	1,138,823	92,700,192
Figma Inc Class A (c)(d)	1,076,100	27,020,871
Fortinet Inc (b)	2,794,994	269,046,122
Gusto Inc (b)(c)(d)	289,200	10,240,572
Klaviyo Inc Class A (b)	5,000	151,300
Microsoft Corp	17,743,863	6,660,868,733
Monday.com Ltd (b)	49,656	12,074,353
OpenAI Global LLC rights (b)(c)(d)	74,801,903	109,210,778
Palo Alto Networks Inc (b)	371,122	63,328,258
Roper Technologies Inc	28,200	16,626,156
Rubrik Inc Class A (b)	495,430	30,211,321
Salesforce Inc	598,834	160,703,092
Samsara Inc Class A (b)	2,700,250	103,500,583
Servicenow Inc (b)	389,182	309,843,358
Stripe Inc Class B (b)(c)(d)	455,600	15,376,500
Tanium Inc Class B (b)(c)(d)	6,742,751	61,359,034
Zoom Communications Inc Class A (b)	920,685	67,918,932
		8,504,137,675
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	19,639,292	4,362,475,932
Dell Technologies Inc Class C	66,589	6,069,587
		4,368,545,519
TOTAL INFORMATION TECHNOLOGY		28,029,329,715

Materials - 0.3%
Chemicals - 0.1%
Ecolab Inc	231,900	58,791,288
Sherwin-Williams Co/The	235,421	82,206,659
		140,997,947
Construction Materials - 0.0%
CRH PLC	887,496	78,073,022
Containers & Packaging - 0.1%
International Paper Co	2,106,369	112,374,786
Silgan Holdings Inc	85,471	4,369,278
		116,744,064
Metals & Mining - 0.1%
Carpenter Technology Corp	225,201	40,801,918
Freeport-McMoRan Inc	229,676	8,695,533
Ivanhoe Electric Inc / US (b)	5,769,202	33,519,064
Ivanhoe Electric Inc / US warrants (b)	1,755,600	1,308,528
Steel Dynamics Inc	97,572	12,204,306
		96,529,349
TOTAL MATERIALS		432,344,382

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	791,200	121,219,752
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	391,069	51,144,004
TOTAL REAL ESTATE		172,363,756

Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co Inc	245,569	26,833,324
Constellation Energy Corp	3,278,014	660,945,963
NRG Energy Inc	1,326,399	126,618,049
		814,397,336
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	2,376,230	279,064,451
TOTAL UTILITIES		1,093,461,787

TOTAL UNITED STATES		128,818,704,738
TOTAL COMMON STOCKS (Cost $40,361,360,142)		137,212,713,840

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(c)(d)	13,120	17,003,258
Canva Inc Series A2 (b)(c)(d)	2,380	3,084,432

TOTAL AUSTRALIA		20,087,690
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)	14,154,085	27,883,547
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	653,587	159,632,089
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (c)(d)	23,715	927,257
UNITED STATES - 1.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	337,463	33,746
Rad Power Bikes Inc Series C (b)(c)(d)	1,327,879	371,806
Rad Power Bikes Inc Series D (b)(c)(d)	2,329,100	1,071,386
		1,476,938
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	15,500	3,769,135
TOTAL CONSUMER DISCRETIONARY		5,246,073

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	55,517	1,780,430
GoBrands Inc Series H (b)(c)(d)	69,898	2,876,303
		4,656,733
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	379,681	11,314,494
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	387,402	28,845,953
		40,160,447
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	3,224,900	8,352,491
Intarcia Therapeutics Inc (b)(c)(d)	2,100,446	21
		8,352,512
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(c)(d)	35,877,127	44,218
Lyra Health Inc Series E (b)(c)(d)	1,478,100	14,647,972
Lyra Health Inc Series F (b)(c)(d)	69,520	688,943
Somatus Inc Series E (b)(c)(d)	15,253	14,990,953
		30,372,086
TOTAL HEALTH CARE		38,724,598

Industrials - 1.6%
Aerospace & Defense - 1.5%
Space Exploration Technologies Corp Series G (b)(c)(d)	558,215	1,032,697,750
Space Exploration Technologies Corp Series H (b)(c)(d)	120,282	222,521,700
Space Exploration Technologies Corp Series N (b)(c)(d)	428,458	792,647,300
		2,047,866,750
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	1,317,166	45,152,450
Zipline International Inc Series F (b)(c)(d)	682,143	23,383,862
Zipline International Inc Series G (c)(d)	772,245	26,472,559
		95,008,871
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	259,581	29,465,039
Beta Technologies Inc Series C, 6% (c)(d)	211,900	20,658,131
		50,123,170
TOTAL INDUSTRIALS		2,192,998,791

Information Technology - 0.3%
Software - 0.3%
Anthropic PBC Series E (c)(d)	204,700	11,481,623
Applied Intuition Inc Series A2 (c)(d)	184,736	25,196,143
Applied Intuition Inc Series B2 (c)(d)	89,079	12,149,485
Asapp Inc Series C (b)(c)(d)	1,300,504	2,210,857
Carbon Inc Series D (b)(c)(d)	915,425	6,151,656
Carbon Inc Series E (b)(c)(d)	81,735	657,149
Gusto Inc Series D (b)(c)(d)	2,436,137	86,263,611
Gusto Inc Series E (b)(c)(d)	167,099	5,916,976
MOLOCO Inc Series A (b)(c)(d)	419,608	27,664,755
Nuro Inc/CA Series C (b)(c)(d)	3,293,118	38,759,999
Nuro Inc/CA Series D (b)(c)(d)	643,113	8,694,888
Stripe Inc Series H (b)(c)(d)	190,300	6,422,625
Stripe Inc Series I (b)(c)(d)	2,114,059	71,349,491
xAI Corp Series C (c)(d)	3,464,739	104,461,881
		407,381,139
TOTAL UNITED STATES		2,689,167,781
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $977,130,851)		2,897,698,364

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	2,698,575	2,623,015
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(j)(k)	9,273,235	0
TOTAL UNITED STATES		2,623,015
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		2,623,015

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.32	4,403,546,927	4,404,427,636
Fidelity Securities Lending Cash Central Fund (l)(m)	4.32	213,540,420	213,561,774
TOTAL MONEY MARKET FUNDS (Cost $4,617,988,019)			4,617,989,410

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $45,968,450,822)	144,731,024,629
NET OTHER ASSETS (LIABILITIES) - 0.1%	156,743,684
NET ASSETS - 100.0%	144,887,768,313

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,675,853,951 or 3.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,571,146 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,116,436 or 0.0% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $83,134,843 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	6,917,788

Anthropic PBC Series E	2/14/25	11,480,907

Applied Intuition Inc Class A	7/02/24	8,471,661

Applied Intuition Inc Series A2	7/02/24	11,027,797

Applied Intuition Inc Series B2	7/02/24	5,317,562

Asac II LP	10/10/13	3,041,471

Asapp Inc Series C	4/30/21	8,579,555

Beta Technologies Inc Series B, 6%	4/04/22	26,780,972

Beta Technologies Inc Series C, 6%	10/24/24	24,256,193

ByteDance Ltd Series E1	11/18/20	71,616,260

Canva Inc Class A	3/18/24	94,269,375

Canva Inc Series A	9/22/23	13,994,594

Canva Inc Series A2	9/22/23	2,538,653

Carbon Inc Series D	12/15/17	21,375,998

Carbon Inc Series E	3/22/19	2,288,122

Discord Inc Series I	9/15/21	8,534,678

ElevateBio LLC Series C	3/09/21	13,528,456

Epic Games Inc	7/13/20 - 7/30/20	71,127,500

Fanatics Inc Class A	8/13/20 - 12/15/21	82,369,063

Figma Inc Class A	5/15/24	24,957,987

Get Credit Healthy Inc Series B	8/17/23	44,219

GoBrands Inc Series G	3/02/21	13,863,555

GoBrands Inc Series H	7/22/21	27,154,715

Gusto Inc	10/01/21	8,325,589

Gusto Inc Series D	7/16/19	32,430,830

Gusto Inc Series E	7/13/21	5,079,029

High Power Exploration Inc	6/03/24	18,515,707

High Power Exploration Inc Series A	11/15/19 - 3/04/21	74,592,028

Intarcia Therapeutics Inc	11/14/12	28,629,079

Intarcia Therapeutics Inc 6%	1/03/20	9,273,235

Lyra Health Inc Series E	1/14/21	13,534,370

Lyra Health Inc Series F	6/04/21	1,091,770

MOLOCO Inc Series A	6/26/23	25,176,480

Nuro Inc/CA Series C	10/30/20	42,990,338

Nuro Inc/CA Series D	10/29/21	13,406,154

OpenAI Global LLC rights	9/30/24	74,801,903

Rad Power Bikes Inc	1/21/21	12,486,307

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	2,698,575

Rad Power Bikes Inc Series A	1/21/21	1,627,868

Rad Power Bikes Inc Series C	1/21/21	6,405,476

Rad Power Bikes Inc Series D	9/17/21	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	3

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Rapyd Financial Network 2016 Ltd	3/06/25	1,038,191

Rapyd Financial Network 2016 Ltd warrants	3/06/25	0

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	43,678,750

Somatus Inc Series E	1/31/22	13,310,300

Space Exploration Technologies Corp	10/16/15 - 7/01/24	60,586,875

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	5,213,913

Space Exploration Technologies Corp Series G	1/20/15	43,239,334

Space Exploration Technologies Corp Series H	8/04/17	16,238,070

Space Exploration Technologies Corp Series N	8/04/20	115,683,660

Starling Bank Ltd Class D	6/18/21 - 4/05/22	52,246,529

Stripe Inc Class B	5/18/21	18,282,490

Stripe Inc Series H	3/15/21	7,635,788

Stripe Inc Series I	3/20/23 - 5/12/23	42,564,760

Tanium Inc Class B	4/21/17 - 9/18/20	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/21	23,032,751

Tulco LLC	8/24/17 - 9/07/18	49,765,999

Veterinary Emergency Group	9/16/21 - 11/13/23	44,373,131

X Holdings Corp Class A	10/25/22	53,469,000

xAI Corp Series C	11/22/24	75,011,599

Zipline International Inc	10/12/21	18,569,376

Zipline International Inc Series E	12/21/20	42,978,336

Zipline International Inc Series F	4/11/23	27,420,170

Zipline International Inc Series G	6/07/24	32,392,820

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Coreweave Inc Class A	2025-09-24

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,054,860,033	4,227,128,515	2,877,560,912	35,049,943	-	-	4,404,427,636	4,403,546,927	7.8%
Fidelity Securities Lending Cash Central Fund	130,700,423	862,340,866	779,479,515	111,762	-	-	213,561,774	213,540,420	0.7%
Total	3,185,560,456	5,089,469,381	3,657,040,427	35,161,705	-	-	4,617,989,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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